Vanguard Funds

Supplement Dated October 8, 2021, to the Statement of Additional Information
Leadership Announcement
Effective October 8, 2021, Christine Buchanan has been appointed chief financial officer of the Vanguard funds.
Statement of Additional Information Text Changes
In the Management of the Fund(s) section under “Officers and Trustees,” Ms. Buchanan’s biographical information is replaced as follows:
Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience
Christine Buchanan (1970)	Chief Financial Officer and Acting Treasurer	November 2021
Principal of Vanguard. Chief financial officer (2021 – present) and treasurer
(2017 – present; acting October 2021 – present) of each of the investment companies served by Vanguard. Partner (2005 – 2017) at KPMG (audit, tax, and advisory services).

All references to John Bendl are hereby deleted from the Statement of Additional Information.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI ALL2 102021